Share-based compensation - Time Restricted Stock Units - Changes in TRSUs (Details) - Time Restricted Stock Units	12 Months Ended
	Dec. 31, 2025 tranche $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning	283,757	677,739	908,209
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 13.04	$ 7.7	$ 5.31
TRSUs granted during the year (in shares)	170,481	134,175	172,034
TRSUs granted during the year, Weighted average fair value at grant date | $ / shares	$ 9.53	$ 16.99	$ 14.7
TRSUs vested during the year (in shares)	(247,743)	(528,157)	(402,504)
TRSUs vested during the year, Weighted average fair value at grant date | $ / shares	$ (8.02)	$ (7.19)	$ (5.3)
Balance as at the end (none of which are vested)	206,495	283,757	677,739
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 16.17	$ 13.04	$ 7.7
2013 Equity incentive plan | Officers and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TRSUs granted during the year (in shares)	2,187,684
Number of tranches | tranche	3